SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]


Post-Effective Amendment No.    4   (File No. 333-61346)                   [X]
                             -------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                    [X]
OF 1940

Amendment No. 5 (File No. 811-10383)


AXP Variable Portfolio - Partners Series, Inc.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)
    [ ] on (date) pursuant to  paragraph  (b)
    [ ] 60 days after  filing pursuant to paragraph  (a)(1)
    [ ] on (date) pursuant to paragraph  (a)(1)
    [X] 75 days after filing  pursuant to paragraph  (a)(2)
    [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

          The combined Prospectus containing information for AXP Variable Portfolio - Income Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 44 to Registration Statement No. 2-73113 is incorporated by reference.

PART B

          The combined Statement of Additional Information containing information for AXP Variable Portfolio - Income Series, Inc., and AXP Variable Portfolio - Partners Series, Inc. filed in Post-Effective Amendment No. 44 to Registration Statement No. 2-73113 is incorporated by reference.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation dated May 9, 2001, filed electronically as Exhibit (a) to Registrant's Initial Registration Statement, filed on May 21, 2001, is incorporated by reference.

(b)       By-laws,  filed  electronically as Exhibit (b) to Registrant's Initial
          Registration   Statement,   filed  on  or  about  May  21,  2001,   is
          incorporated by reference.

(c) Stock Certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and IDS Life Insurance Company filed electronically as Exhibit (d)(1) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(3)    Investment  Management Services Agreement to be filed by amendment.

(d)(4) Investment Subadvisory Agreement dated Aug. 2, 2001, between American Express Financial Corporation and EQSF Advisers, Inc. filed electronically as Exhibit (d)(2) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(d)(5) Investment Subadvisory Agreement dated Oct. 1, 2001, between American Express Financial Corporation and Royce & Associates, Inc. filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-61346, is incorporated by reference.

(d)(6) Investment Subadvisory Agreement between American Express Financial Corporation and Third Avenue Management LLC, dated Aug. 8, 2002, filed electronically as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(7) Investment Subadvisory Agreement between American Express Financial Corporation and National City Investment Management Company, dated Aug. 1, 2002, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(8) Investment Subadvisory Agreement by and between American Express Financial Corporation and Lord Abbett Corporation & Co. dated June 7, 2001 to be filed by amendment.

(d)(9) Investment Subadvisory Agreement by and between American Express Financial Corporation and GAMCO Investors, Inc. dated February 28, 2002 to be filed by amendment.

(d)(10) Investment Advisory Agreement dated May 9, 2001, between IDS Life Insurance Company and American Express Financial Corporation filed electronically as Exhibit (d)(4) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(d)(11) Amendment to Investment Advisory Agreement between IDS Life Insurance Company and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(17) to AXP Variable Portfolio - Investment Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-73115, is incorporated by reference.

(d)(12) Administrative Services Agreement dated May 9, 2001, between Registrant on behalf AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Financial Corporation filed electronically as Exhibit (d)(5) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(d)(13) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(10) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(14)   Administrative Services Agreement between Registrant on behalf of AXP
          Variable   Portfolio  -  Partners  Select  Value  Fund,  AXP  Variable
          Portfolio - Partners Value Fund and American Express Financial Corporation to be filed by amendment.

(e)       Underwriting contract: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and American Express Trust Company filed electronically as Exhibit (g) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(g)(2) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York, filed electronically as Exhibit
          (g)(3) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 33, Registration Statement No. 2-93745 filed on or about May 21, 1999, is incorporated by reference.

(g)(3)    Custodian  Agreement First Amendment  between American Express
          Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(4)    Custodian  Agreement Second Amendment  between American Express
          Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(6)    Custodian Agreement to be filed by amendment.

(h)(1) License Agreement dated June 17, 1999, between American Express Funds and American Express Company, filed electronically on or about
          Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement
          No. 2-11358, is incorporated by reference.

(h)(2) Addendum to Schedule A and Schedule B of the License Agreement dated June 15, 2001, between American Express Company and American Express Funds, filed electronically as Exhibit (h)(4) to AXP Variable Portfolio - Investment Series, Inc.'s Post-Effective Amendment No. 46 filed on or about October 25, 2001, is incorporated by reference.

(i) Opinion and Consent of Counsel as to the legality of the securities being registered to be filed by amendment.

(j)       Independent  Auditors' Consent to be filed by amendment.

(k)       Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company filed electronically as Exhibit (l) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Partners Small Cap Value Fund and IDS Life Insurance Company filed electronically as Exhibit (m)(1) to Registrant's Pre-Effective Amendment No. 1, filed on or about Aug. 10, 2001, is incorporated by reference.

(m)(2)    Plan and Agreement of Distribution to be filed by amendment.

(n)       Rule 18f-3 Plan: Not Applicable.

(o)       Reserved.

(p)(1)    Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
          electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) by AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, incorporated by reference.

(p)(3)    Code of Ethics  adopted  under  Rule 17j-1 by AXP  Variable  Portfolio
          - Partners Small Cap Value Fund and Royce & Associates, Inc., filed electronically as Exhibit (p)(3) on May 21, 2001 to Registrant's Initial Registration Statement, is incorporated by reference.

(p)(4)    Code  of   Ethics   adopted   under   Rule   17j-1  by  AXP Variable
          Portfolio - Partners Small Cap Value Fund and EQSF Advisers, Inc., filed electronically as Exhibit (p)(4) on May 21, 2001 to Registrant's Initial Registration Statement, incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 by AXP Partners Variable Portfolio - Select Value Fund and GAMCO Investors, Inc. to be filed by amendment.

(p)(6) Code of Ethics adopted under Rule 17j-1 by AXP Variable Portfolio - Partners Value Fund and Lord Abbett & Co. to be filed by amendment.

(q)(1) Directors'/Trustees' Power of Attorney, to sign Amendments to this Registration Statement dated Jan. 8, 2003, is filed electronically herewith as Exhibit (q)(1).

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 2, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
          (q)(3) to Post-Effective Amendment No. 3, filed on or about Oct. 28, 2002, is incorporated by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of AXP Variable Portfolio - Partners Series, Inc. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Advisor (IDS Life Insurance Company).

Directors and officers of IDS Life Insurance Company who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address*                     Title within other company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President -
Director and Executive          Assurance Company            P.O. Box 5555                Annuities
Vice President - Annuities                                   Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Director, Chairman of the Board
                                Insurance Company            Minneapolis, MN  55474       and Executive Vice President -
                                                                                          Annuities

                                American Express Financial                                Vice President - Annuities
                                Advisors Inc.

                                American Express Financial                                Vice President - General Manager
                                Corporation                                               Annuities

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis, MN  55474       and Chief Executive Officer

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President -
                                of New York                  Albany, NY  12205            Annuities

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- ----------------------------
Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Director and President          Assurance Company            P.O. Box 5555                Executive Officer
                                                             Albany, NY  12205-0555

                                American Express Financial                                Vice President -
                                Advisors Inc.                                             Insurance Products

                                American Express Financial                                Vice President -
                                Corporation                                               Insurance Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            Director and President

                                IDS REO 2, LLC                                            President
------------------------------- ---------------------------- ---------------------------- ----------------------------
Walter S. Berman                American Centurion Life                                   Interim Treasurer
Interim Treasurer               Assurance Company

                                American Enterprise Life                                  Interim Treasurer
                                Insurance Company

                                American Partners Life                                    Interim Treasurer
                                Insurance Company

                                IDS Life Insurance Company                                Interim Treasurer
                                of New York
------------------------------- ---------------------------- ---------------------------- ----------------------------
Brenda H. Fraser                American Express Financial                                Executive Vice President -
Director, Chairman of the       Corporation                                               AEFA Products and Corporate
Board and Chief Executive                                                                 Marketing
Officer
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             AEFA Products and Corporate
                                                                                          Marketing

                                American Express Trust                                    Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
Lorraine R. Hart                AMEX Assurance Company                                    Vice President - Investments
Vice President - Investments
                                American Centurion Life      20 Madison Ave. Extension    Vice President - Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Director, President and
                                Corporation                                               Chief Executive Officer

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express Financial                                Vice President - Insurance
                                Corporation                                               Investments

                                American Express                                          Vice President - Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President  - Investments

                                American Express                                          Vice President -
                                Certificate Company                                       Investments

                                IDS Life Series Fund, Inc.                                Vice President -
                                                                                          Investments

                                IDS Life Variable Annuity                                 Vice President -
                                Funds A and B                                             Investments

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President -
                                Insurance Company            DePere, WI 54115             Investment Officer

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Eric L. Marhoun                 American Centurion Life      20 Madison Ave. Extension    Director, General Counsel
Vice President, Assistant       Assurance Company            P.O. Box 5555                and Secretary
General Counsel and Assistant                                Albany, NY  12205-0555
Secretary
                                American Enterprise Life     829 AXP Financial Center     Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                American Partners Life       1751 AXP Financial Center    Director, Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                AMEX Assurance Company                                    Director

                                IDS Life Insurance Company   P.O. Box 5144                Director, General Counsel and
                                of New York                  Albany, NY 12205             Secretary

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
Timothy S. Meehan               American Enterprise                                       Secretary
Secretary                       Investment Services Inc.

                                American Enterprise                                       Secretary
                                REO 1, LLC

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client                                   Secretary
                                Service Corporation

                                American Express Financial                                Secretary
                                Advisors Japan Inc.

                                American Express Financial                                Secretary
                                Advisors Inc.

                                American Express Financial                                Secretary
                                Corporation

                                American Express Insurance                                Director, Vice President
                                Agency of Alabama Inc.                                    and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.                                    and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.                                      and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.                                   and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.                              and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.                                     and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.                                 and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.                                   and Secretary

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.                                    and Secretary

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Kentucky Inc.

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Maryland Inc.

                                American Express Property                                 Director, Vice President
                                Casualty Insurance Agency                                 and Secretary
                                of Pennsylvania Inc.

                                American Express Service                                  Secretary
                                Corporation

                                AMEX Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Insurance Agency of                                   Director, Vice President
                                Arkansas Inc.                                             and Secretary

                                IDS Insurance Agency of                                   Director, Vice President
                                Ohio Inc.                                                 and Secretary

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services                                  Secretary
                                Corporation

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Realty Corporation                                    Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
Jeryl A. Millner                American Express Financial                                Vice President - LFO, Insurance
Vice President and Controller   Advisors Inc.                                             Annuities and Certificates

                                American Express Financial                                Vice President - LFO, Insurance
                                Corporation                                               Annuities and Certificates

                                American Centurion Life                                   Vice President and Controller
                                Assurance Company

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance Company                                Vice President and Controller
                                of New York

                                IDS Life Series Fund, Inc.                                Vice President and Controller

                                IDS Life Variable Annuity                                 Vice President and Controller
                                Funds A & B
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary Ellyn Minenko              American Enterprise Life     829 AXP Financial Center     Vice President, Group
Vice President, Assistant       Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
General Counsel and Assistant                                                             Secretary
Secretary
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Partners Life       1751 AXP Financial Center    Vice President, Group
                                Insurance Company            Minneapolis, MN  55474       Counsel and Assistant
                                                                                          Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                of New York                                               and Assistant Secretary

                                IDS Life Series Fund, Inc.                                General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
Barry J. Murphy                 American Express Client                                   Director, Chairman, President
Director                        Service Corporation                                       and Chief Executive Officer

                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                American Express Financial                                Executive Vice President -
                                Corporation                                               U.S. Retail Group
------------------------------- ---------------------------- ---------------------------- ----------------------------
Teresa J. Rasmussen             American Centurion Life                                   Counsel and Secretary
Vice President and General      Assurance Company
Counsel
                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Express Financial                                Vice President and
                                Corporation                                               Assistant General Counsel

                                American Express Partners                                 Director, Vice President,
                                Life Insurance Company                                    General Counsel and Secretary

                                American Enterprise Life     829 AXP Financial Center     Director
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company   P.O. Box 5144                Assistant General Counsel
                                of New York                  Albany, NY 12205             and Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------
Stephen W. Roszell              American Express                                          Senior Vice President -
Director                        Financial Corporation                                     Institutional Group

                                Advisory Capital Income                                   Director
                                LLC

                                Advisory Capital Partners                                 Director
                                LLC

                                Advisory Capital                                          Director
                                Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive Vice
                                Management International,                                 President
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                Northwinds Marketing                                      Director
                                Group LLC
------------------------------- ---------------------------- ---------------------------- ----------------------------
Bridget Sperl                   American Enterprise                                       Director, President and
Executive Vice President -      Investment Services Inc.                                  Chief Executive Officer
Client Service
                                American Express Client                                   Director and Senior
                                Service Corporation                                       Vice President

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                American Express Financial                                Senior Vice President -
                                Corporation                                               Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

John T. Sweeney                 American Express Financial                                Vice President - Lead
Director and Executive          Advisors Inc.                                             Financial Officer, Products
Vice President - Finance
                                American Express Financial                                Vice President - Lead
                                Corporation                                               Financial Officer, Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership Services                                  Director
                                Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director
------------------------------- ---------------------------- ---------------------------- ----------------------------
Beth E. Weimer                  American Express                                          Vice President - Chief
Chief Compliance Officer        Financial Advisors Inc.                                   Compliance Officer

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International
                                Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------


* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27.      Principal Underwriters

              The Fund has no principal underwriter.

Item 28.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Partners Series, Inc., has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 27th day of June, 2003.


AXP VARIABLE PORTFOLIO-PARTNERS SERIES, INC.


By     /s/ Paula R. Meyer
       ----------------------------------------------
           Paula R. Meyer, President


By     /s/ Jeffrey P. Fox
       ----------------------------------------------
           Jeffrey P. Fox, Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of June, 2003.

Signatures                                           Capacity


/s/  Arne H. Carlson*                                Chairman of the Board
---------------------
     Arne H. Carlson

                                                     Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

Signatures                                           Capacity

/s/  Alan G. Quasha*                                 Director
----------------------
     Alan G. Quasha

/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors'/Trustees' Power of Attorney dated Jan. 8, 2003, and is filed electronically herewith as Exhibit (q)(1) by:



/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

Contents of this Post-Effective Amendment No. 4 to Registration Statement No. 333-61346

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A (incorporated by reference).

     The prospectus.

Part B (incorporated by reference).

     Statement of Additional Information.

Part C.

Other information.

The signatures.

Exhibits.